Other Payables and Accrued Expenses (Details) - Schedule of other payable and accrued expenses - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of other payable and accrued expenses [Abstract]
Government authorities	$ 564	$ 253
Warranty provision	1,433	1,909
Provision for returns	721	570
Professional services	565	412
Payment obligation related to acquisition		303
Accrued expenses	3,090	1,546
Other payables and accrued expenses	$ 6,373	$ 4,993